Fair value measured of assets and liabilities (Details) - Recurring fair value measurement [member] - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets	$ 705	$ 767
Liabilities	(250)	(279)
Foreign Currency Contracts Derivative [member]
IfrsStatementLineItems [Line Items]
Liabilities	(232)
Commodity derivatives Liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities	(18)
Marketable Securities [member]
IfrsStatementLineItems [Line Items]
Assets	602
Foreign Currency Contracts Derivative [member]
IfrsStatementLineItems [Line Items]
Assets	72
Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Assets	31
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	602	652
Liabilities	(18)	(10)
Level 1 of fair value hierarchy [member] | Commodity derivatives Liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities	(18)
Level 1 of fair value hierarchy [member] | Marketable Securities [member]
IfrsStatementLineItems [Line Items]
Assets	602
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	103	115
Liabilities	(232)	$ (269)
Level 2 of fair value hierarchy [member] | Foreign Currency Contracts Derivative [member]
IfrsStatementLineItems [Line Items]
Liabilities	(232)
Level 2 of fair value hierarchy [member] | Foreign Currency Contracts Derivative [member]
IfrsStatementLineItems [Line Items]
Assets	72
Level 2 of fair value hierarchy [member] | Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Assets	$ 31